Long-Term Debt	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Long-Term Debt
NOTE 20. LONG-TERM DEBT
The three-year secured term loan (“Term Loan”) and the three-year secured revolving credit facility (“Revolving Credit Facility”) have a maturity date of October 13, 2025 (the “Maturity Date”). In addition, the Revolving Credit Facility may be increased by US$150 million at the request of the Company, subject to the lenders’ consent. The Maturity Date of the Revolving Credit Facility may be extended annually on or before the anniversary date with the consent of the lenders. The senior secured notes (the “Notes”) consist of US$625 million principal amount, bears interest of 9.0 percent, and has a maturity of October 15, 2027.
The Company has a $93 million (US$70 million) unsecured credit facility “LC Facility” with one of the lenders in its Revolving Credit Facility. This LC Facility allows the Company to request the issuance of letters of guarantee, standby letters of credit, performance bonds, counter guarantees, import documentary credits, counter standby letters of credit or similar credits to finance the day-to-day
operations of the Company. This LC Facility is supported by performance security guarantees provided by Export Development Canada. As at December 31, 2023, the Company utilized $48 million (US$36 million) of the $
93
million (US$
70
million) limit.
The Company is required to maintain certain covenants on the Revolving Credit Facility, Term Loan and the Notes. As at December 31, 2023, the Company was in compliance with its covenants.
The composition of the borrowings on the Revolving Credit Facility, Term Loan, and the Notes were as follows:

	Maturity Date	December 31, 2023	December 31, 2022
Drawings on the Revolving Credit Facility (US$700,000)	October 13, 2025	$314,705	$459,202
Drawings on the Term Loan (US$130,000)	October 13, 2025	171,938	203,160
Notes (US$625,000)	October 15, 2027	826,625	846,500
		1,313,268	1,508,862
Deferred transaction costs and Notes discount		(98,350)	(118,537)
Long-term debt		$1,214,918	$1,390,325

Current portion of long-term debt		$52,904	$27,088
Non-current portion of long-term debt		1,162,014	1,363,237
Long-term debt		$1,214,918	$1,390,325
The weighted average interest rate on the Revolving Credit Facility for the year ended December 31, 2023 was 7.7 percent (December 31, 2022 – 7.0 percent), and the weighted average interest rate on the Term Loan for the year ended December 31, 2023 was 9.0 percent (December 31, 2022 – 7.8 percent). At December 31, 2023 without considering renewal at similar terms, the Canadian dollar equivalent principal payments due over the next five years are $1,313 million, and nil thereafter.